Supplemental Operations Statement Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Supplemental Operations Statement and Cash Flow Information [Abstract]
Repair and maintenance expenses	$ 35.2	$ 36.1	$ 28.1
Advertising and promotion expense	117.3	88.6	118.1
Research and development expense	7.6	7.7	6.5
Intercompany interest paid	$ 51.5	$ 47.6	$ 57.3